Convertible Promissory Notes (Details Narrative 1) (USD $) (USD $)	1 Months Ended	0 Months Ended	1 Months Ended
	Oct. 31, 2014 Mermaid Note [Member]	Nov. 07, 2014 JMJ Note [Member]	Oct. 31, 2014 Prim Note [Member]
Note redemption
Payment on note	$ 28,471	$ 40,758	$ 40,403